Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Emerging Markets Fund

Institutional Class (BGSEX)

Supplement dated July 19, 2017 to the prospectus dated May 5, 2017 (the “Prospectus”)

Effective July 19, 2017, the ticker symbol for Institutional Class shares of The Emerging Markets Fund is changed to BGEGX, and all references in the Prospectus to “BGSEX” are replaced with “BGEGX.”

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Emerging Markets Fund

Institutional Class (BGSEX)

Supplement dated July 19, 2017 to the Statement of Additional Information dated May 5, 2017 (the “SAI”)

Effective July 19, 2017, the ticker symbol for Institutional Class shares of The Emerging Markets Fund is changed to BGEGX, and all references in the SAI to “BGSEX” are replaced with “BGEGX.”